Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 3,611	$ 2,300	$ 2,005
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	481	560	510
Impairment of Goodwill	1,200	707
Impairment of other intangible assets		466
Interest and currency fluctuation of loans	170	(1)	(69)
Severance pay, net	234	8	86
Share-based compensation expense	144	74	98
Decrease (Increase) in trade receivables, net	(3,851)	637	(1,590)
Decrease (Increase) in other accounts receivable and other long- term assets	(241)	(167)	515
Decrease (Increase) in inventories	1,329	(1,937)	453
Increase in Deferred Tax Assets	(250)	(1,000)
Decrease in operating lease right-of-use assets, net	241	247	304
Increase in operating lease liabilities	(121)	(242)	(354)
Increase (decrease) in trade payables	416	(1,347)	(274)
Increase (decrease) in employees and payroll accruals, accrued expenses and other liabilities	564	(367)	(11)
Increase (decrease) in advances deferred revenues	1,119	1,356	156
Net cash provided by operating activities	5,046	1,294	1,829
Cash flows from investing activities:
Purchase of property and equipment	(452)	(519)	(341)
Acquisition of Proteus and Microwave’s assets (Appendix A)			(431)
Net cash (used in) investing activities	(452)	(519)	(772)
Cash flows from financing activities:
Proceeds from issuance of shares, net		69
Proceeds from exercise of options and warrants	3,618	50	102
Proceeds from short and long-term loans	621	265	93
Repayment of short and long-term loans	(463)	(167)	(584)
Net cash provided by (used in) financing activities	3,776	217	(389)
Increase (decrease) in cash, cash equivalents and restricted cash	8,370	992	668
Cash, cash equivalents and restricted cash at the beginning of the year	3,553	2,561	1,893
Cash, cash equivalents and restricted cash at the end of the year	$ 11,923	$ 3,553	$ 2,561